Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 97.5%
Belgium — 0.3%
UCB SA	97	$16,233

Brazil — 0.2%
MercadoLibre, Inc.*	8	13,351

Canada — 0.4%
Constellation Software, Inc.	4	12,614
Shopify, Inc., Class A*	201	12,303
Total Canada		24,917

China — 8.3%
Alibaba Group Holding Ltd.	6,442	63,744
Baidu, Inc., Class A*	2,456	27,572
BeiGene Ltd.*	1,216	15,286
BYD Co., Ltd., Class H	1,580	46,114
China Energy Engineering Corp., Ltd., Class H	136,022	14,626
China Petroleum & Chemical Corp., Class H	25,909	16,649
China Railway Group Ltd., Class H	62,513	30,488
Great Wall Motor Co., Ltd., Class H	5,499	7,518
Haier Smart Home Co., Ltd., Class H	3,361	11,036
JD.com, Inc., Class A	1,296	17,253
Kuaishou Technology*	2,209	12,385
Lenovo Group Ltd.	10,804	13,941
Li Auto, Inc., Class A*	1,513	14,855
Meituan, Class B*	1,593	22,288
Metallurgical Corp. of China Ltd., Class H	106,586	20,466
NetEase, Inc.	1,072	20,062
NIO, Inc., Class A*	3,492	15,846
NXP Semiconductors NV	60	15,790
PetroChina Co., Ltd., Class H	25,718	22,419
Tencent Holdings Ltd.	1,505	69,779
Trip.com Group Ltd.*	290	12,540
Weichai Power Co., Ltd., Class H	5,108	8,160
Xiaomi Corp., Class B*	9,843	21,218
ZTE Corp., Class H	11,651	26,070
Total China		546,105

Denmark — 0.7%
Genmab A/S*	38	10,773
Novo Nordisk A/S, Class B	288	38,089
Total Denmark		48,862

Finland — 0.6%
Nokia OYJ	10,089	39,532

France — 1.4%
Airbus SE	185	28,018
Dassault Systemes SE	299	11,337
L’Oreal SA	24	10,405
Renault SA	215	10,432
Safran SA	50	10,989
Thales SA	58	9,223
Valeo SE	1,302	14,913
Total France		95,317

Germany — 6.7%
BASF SE	382	17,816
Bayer AG	1,665	49,538
Bayerische Motoren Werke AG	733	68,071
Continental AG	619	37,979
Daimler Truck Holding AG	395	15,276
Infineon Technologies AG	491	17,028
Mercedes-Benz Group AG	781	51,687
Merck KGaA	121	21,709
SAP SE	293	61,832
Siemens AG	311	57,015
Siemens Energy AG*	391	11,386
Siemens Healthineers AG	296	15,896
	Shares	Value
Common Stocks (continued)
Germany (continued)
Traton SE	552	$17,442
Total Germany		442,675

Ireland — 0.1%
Accenture PLC, Class A	29	9,588

Italy — 0.1%
Telecom Italia SpA*(a)	39,168	9,608

Japan — 8.9%
Aisin Corp.	391	13,383
Astellas Pharma, Inc.	1,730	20,093
Canon, Inc.	695	21,904
Chugai Pharmaceutical Co., Ltd.	302	13,265
Daiichi Sankyo Co., Ltd.	602	24,599
Denso Corp.	2,046	34,186
Eisai Co., Ltd.	239	9,150
FUJIFILM Holdings Corp.	384	9,137
Hitachi Ltd.	780	17,045
Honda Motor Co., Ltd.	4,998	54,710
Mitsubishi Electric Corp.	803	13,882
Nippon Telegraph & Telephone Corp.	15,566	16,594
Nissan Motor Co., Ltd.	9,736	31,461
Otsuka Holdings Co., Ltd.	440	22,702
Panasonic Holdings Corp.	3,378	27,974
Recruit Holdings Co., Ltd.	170	9,782
Renesas Electronics Corp.	702	12,028
SoftBank Group Corp.	398	24,236
Sony Group Corp.	519	46,671
Sumitomo Chemical Co., Ltd.	5,072	13,106
Suzuki Motor Corp.	1,059	12,384
Takeda Pharmaceutical Co., Ltd.	1,630	46,606
TDK Corp.	180	12,603
Tokyo Electron Ltd.	52	10,721
Toyota Motor Corp.	3,525	69,090
Total Japan		587,312

Netherlands — 0.8%
ASML Holding NV	35	32,211
Koninklijke Philips NV*	636	17,949
Total Netherlands		50,160

Singapore — 0.2%
STMicroelectronics NV	447	14,801

South Korea — 4.6%
Hyundai Mobis Co., Ltd.	58	9,289
Hyundai Motor Co.	82	14,831
Kia Corp.	126	10,259
LG Chem Ltd.	51	11,317
LG Display Co., Ltd.*	1,072	8,752
LG Electronics, Inc.	296	22,360
NAVER Corp.	101	12,765
Samsung Electronics Co., Ltd.	3,179	193,730
SK Hynix, Inc.	143	20,213
Total South Korea		303,516

Sweden — 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	6,147	42,018
Volvo AB, B Shares	830	21,165
Total Sweden		63,183

Switzerland — 1.3%
ABB Ltd.	201	11,138
Novartis AG	677	75,818
Total Switzerland		86,956

Taiwan — 1.6%
Delta Electronics, Inc.	777	9,798
Hon Hai Precision Industry Co., Ltd.	4,338	26,131
MediaTek, Inc.	655	24,311

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,640	$46,601
Total Taiwan		106,841

United Kingdom — 1.3%
AstraZeneca PLC	553	87,850

United States — 59.0%
3M Co.	119	15,178
Abbott Laboratories	179	18,963
AbbVie, Inc.	297	55,040
Adobe, Inc.*	48	26,479
Advanced Micro Devices, Inc.*	257	37,131
Airbnb, Inc., Class A*	82	11,444
Alphabet, Inc., Class A	1,741	298,651
Amazon.com, Inc.*	2,024	378,448
Amgen, Inc.	113	37,569
Analog Devices, Inc.	47	10,875
Apple, Inc.	1,011	224,523
Applied Materials, Inc.	91	19,310
Aptiv PLC*	118	8,188
Atlassian Corp., Class A*	87	15,362
Autodesk, Inc.*	40	9,901
Becton Dickinson & Co.	34	8,196
Biogen, Inc.*	64	13,645
Block, Inc.*	305	18,873
Boeing Co. (The)*	137	26,112
Boston Scientific Corp.*	128	9,457
Bristol-Myers Squibb Co.	1,583	75,288
Broadcom, Inc.	310	49,811
Cadence Design Systems, Inc.*	32	8,565
Caterpillar, Inc.	45	15,579
Cisco Systems, Inc.	1,133	54,894
CNH Industrial NV	712	7,583
Corning, Inc.	182	7,282
Corteva, Inc.	177	9,930
CSL Ltd.	56	11,326
Cummins, Inc.	38	11,088
Danaher Corp.	44	12,192
Deere & Co.	41	15,251
DoorDash, Inc., Class A*	64	7,086
eBay, Inc.	197	10,955
Edwards Lifesciences Corp.*	83	5,233
Electronic Arts, Inc.	120	18,113
Eli Lilly & Co.	77	61,929
Expedia Group, Inc.*	75	9,575
Ford Motor Co.	4,786	51,785
GE HealthCare Technologies, Inc.	110	9,309
General Electric Co.	83	14,127
General Motors Co.	1,434	63,555
Gilead Sciences, Inc.	571	43,430
GSK PLC	2,743	53,272
Hewlett Packard Enterprise Co.	769	15,311
Honeywell International, Inc.	47	9,623
HP, Inc.	304	10,971
Illumina, Inc.*	85	10,421
Incyte Corp.*	180	11,713
Intel Corp.	3,627	111,494
International Business Machines Corp.	277	53,223
Intuit, Inc.	30	19,421
Intuitive Surgical, Inc.*	17	7,558
Johnson & Johnson	710	112,074
Juniper Networks, Inc.	224	8,443
KLA Corp.	11	9,054
Lam Research Corp.	12	11,055
Lockheed Martin Corp.	22	11,922
Marvell Technology, Inc.	182	12,190
Medtronic PLC	232	18,634
Merck & Co., Inc.	1,499	169,582
Meta Platforms, Inc., Class A	528	250,710
	Shares	Value
Common Stocks (continued)
United States (continued)
Microchip Technology, Inc.	83	$7,369
Micron Technology, Inc.	154	16,912
Microsoft Corp.	433	181,146
Moderna, Inc.*	218	25,990
Nestle SA	144	14,582
Netflix, Inc.*	27	16,965
Northrop Grumman Corp.	19	9,202
NVIDIA Corp.	520	60,850
Oracle Corp.	435	60,661
Palo Alto Networks, Inc.*	37	12,015
PayPal Holdings, Inc.*	341	22,431
Pfizer, Inc.	2,631	80,351
Pinterest, Inc., Class A*	171	5,463
Procter & Gamble Co. (The)	82	13,182
QUALCOMM, Inc.	283	51,209
Regeneron Pharmaceuticals, Inc.*	27	29,138
Rivian Automotive, Inc., Class A*(a)	1,230	20,184
ROBLOX Corp., Class A*	256	10,629
Roche Holding AG	426	138,314
RTX Corp.	188	22,088
Salesforce, Inc.	143	37,008
Sanofi SA	634	65,401
Schneider Electric SE	64	15,433
ServiceNow, Inc.*	21	17,102
Shell PLC	290	10,579
Snowflake, Inc., Class A*	76	9,909
Spotify Technology SA*	37	12,726
Stellantis NV	2,438	40,638
Stryker Corp.	27	8,841
Synopsys, Inc.*	23	12,841
Tesla, Inc.*	164	38,060
Texas Instruments, Inc.	67	13,655
Thermo Fisher Scientific, Inc.	16	9,813
Uber Technologies, Inc.*	313	20,179
Unity Software, Inc.*	457	7,477
Vertex Pharmaceuticals, Inc.*	51	25,282
Western Digital Corp.*	167	11,197
Workday, Inc., Class A*	79	17,943
Total United States		3,896,667

Total Common Stocks
(Cost $6,009,047)		6,443,474

Preferred Stock — 2.3%
Germany — 2.3%
Volkswagen AG, 8.83%
(Cost $205,826)	1,322	147,631

Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

Total Investments — 99.8% (Cost $6,214,873)		6,591,105
Other Assets and Liabilities, Net — 0.2%		15,622
Net Assets — 100%		$6,606,727

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF) (continued)

July 31, 2024 (unaudited)

		% of
Industry	Value	Net Assets
Information Technology	$1,958,799	29.7%
Health Care	1,613,514	24.4
Consumer Discretionary	1,541,774	23.3
Communication Services	806,259	12.2
Industrials	489,469	7.4
Materials	52,169	0.8
Energy	49,647	0.8
Financials	41,304	0.6
Consumer Staples	38,170	0.6
Total Investments	$6,591,105	99.8%
Other Assets and Liabilities, Net	15,622	0.2
Total Net Assets	$6,606,727	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $28,902; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $29,703.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,443,474	$—	$—		$6,443,474
Preferred Stock	147,631	—	—		147,631
Warrants	—	—	0	(e)	—
Total Investments in Securities	$6,591,105	$—	$0		$6,591,105

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.
(e)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year.